361 Absolute Alpha Fund Class A Shares - AAFAX Class I Shares - AAFIX

Summary Prospectus	March 1, 2013

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Statutory Prospectus and Statement of Additional Information and other information about the Fund online at www.361funds.com.  You may also obtain this information at no cost by calling 888-736-1227 (888-7361CAP) or by sending an e-mail request to info@361Capital.com.  The Fund's Prospectus and Statement of Additional Information, both dated March 1, 2013 are incorporated by reference into this Summary Prospectus.

Investment Objective
The investment objective of the Fund is to achieve capital appreciation with low volatility and low correlation relative to the broad domestic and foreign equity markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.  More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 17 of the Prospectus.

		Class A Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		5.75%		None
Maximum deferred sales charge (load)		1.00%1		None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		2.00%		2.00%
Wire fee		$20		$20
Overnight check delivery fee		$15		$15
Retirement account fees (annual maintenance and full redemption requests)		$15		$15
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.25%		1.25%
Distribution and/or service (12b-1) fees		0.25%		None
Other expenses2		4.72%		4.72%
Dividend and interest expense on short sales	2.82%		2.82%
Shareholder servicing fee	0.04%		0.04%
All other expenses	1.86%		1.86%
Acquired fund fees and expenses2		0.05%		0.05%
Total annual fund operating expenses2,3		6.27%		6.02%
Fee waiver and/or expense reimbursement3		(1.25)%		(1.25)%
Total annual fund operating expenses2,3 (after fee waiver and/or expense reimbursement)		5.02%		4.77%

1
No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

2
 The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

3
The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses as determined in accordance with Form N-1A, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 2.15% and 1.90% of the average daily net assets of the Fund's Class A and Class I shares, respectively.  This agreement is effective until February 28, 2014, and may be terminated by the Trust's Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it reimbursed for three years from the date of any such waiver or reimbursement to the extent a class's total annual fund operating expenses do not exceed the limits described above.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The one-year example and the first year of the three-year example are based on net operating expenses, which reflect the expense waiver/reimbursement by the Advisor.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$1,048	$2,215	$3,352	$6,071
Class I shares	$478	$1,672	$2,842	$5,665

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 241% of the average value of its portfolio.

Principal Investment Strategies
In pursuing its investment objective, the Fund employs a strategy that seeks to evaluate potential long and short investments in equity securities based on a proprietary quantitative methodology developed by the Advisor, which is designed to result in the Fund holding equity securities in sectors and industry groups that the Advisor believes are attractive on a relative basis.  The Fund may also sell short equity securities or establish short positions with respect to various indices if the Advisor believes that those securities (whether by themselves or as represented in an index) are less attractive on a relative basis.  The Fund may invest in equity securities of, or gain exposure to indices consisting of, U.S. and foreign issuers in all market capitalization ranges without limitation.  The Advisor anticipates that, in general, the portfolio of the Fund will be 100% long or short on a net basis.

The Fund’s strategy seeks to provide favorable performance while seeking to reduce certain risks relative to a portfolio comprised of only long positions in the same or substantially similar securities, but there can be no guarantee that its strategy will be successful in this regard.

The Fund may also invest from time to time in futures and options contracts on securities, securities indices and shares of exchange traded funds (“ETFs”).  ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges.  The Fund may also enter into options on futures contracts. The Fund may purchase or write options in combination with each other (i.e., simultaneously writing call options and purchasing put options) to adjust the risk and return of its overall investment positions.

The Fund may also invest in ETFs that principally or exclusively hold fixed income securities, either for temporary defensive purposes or as means of managing excess cash balances in its portfolio.  The Fund may also invest in exchange-traded notes (“ETNs”) as means of seeking exposure to broad domestic and foreign asset classes including equities, commodities and natural resources.  ETNs are debt securities typically designed to track the performance of an index or sub-index; structured notes (i.e., specially designed debt instruments whose return is determined by reference to an index or sub-index, security or commodity); and equity and fixed-income securities, including U.S. government securities and other high grade debt securities.

The Fund is “non-diversified” under the 1940 Act, which means that it may invest more of its assets in fewer positions than “diversified” mutual funds.

Principal Risks
The Fund's principal risks are described below.  Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

•
Market risk.  The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.  A security's market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

•
Management and strategy risk.  Investment strategies employed by the Advisor in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.  Furthermore, the investment process used by the advisor could fail to achieve the Fund's investment objective and cause your investment to lose value.

•
ETF risk.  ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses

•
ETN risk.  ETNs are debt securities that are traded on stock exchanges and generally track specified market indices.  An ETN’s value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

•
Equity risk.  The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

•
Small-Cap Company risk:  The securities of small-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

•
Derivatives risk.  A small investment in derivative instruments, or "derivatives," could have a potentially large impact on the Fund's performance.  Derivatives can be highly volatile, illiquid and difficult to value, and changes in the value of a derivative held by the Fund may not correlate with the underlying instrument or the Fund's other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading.  However, there are additional risks associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments.  These additional risks include, but are not limited to illiquidity risk, operational leverage risk and counterparty credit risk.

•
Short sales risk.  In connection with establishing a short position in a security, the Fund is subject to the risk that it may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.

•
Leveraging risk.  The use of leverage, such as entering into futures contracts and forward currency contracts and engaging in forward commitment transactions and short sales, may magnify the Fund's gains or losses.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying instrument can result in a loss substantially greater than the amount invested in the derivative itself.

•
Market sector risk.  The Fund's investment strategy may result in significant over or under exposure to certain industries or market sectors, which may cause the Fund's performance to be more or less sensitive to developments affecting those industries or sectors.

•
Foreign investment risk.  To the extent the Fund has investment exposure to foreign markets, the Fund's performance will be influenced by political, social and economic factors affecting investments in such markets, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.  Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

•
Currency risk.  The Fund may invest directly or indirectly in currency indices or baskets.  Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.  Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.  In the case of hedged positions, the Fund is subject to the risk that the U.S. dollar will decline relative to the currency being hedged.

•
Asset segregation risk.  As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures, to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

•
Non-diversification risk.  Because the Fund may invest a relatively high percentage of its assets in a limited number of positions, the Fund's performance may be more vulnerable to changes in the market value of a single position and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance
The following performance information indicates some of the risks of investing in the Fund.  The bar chart below illustrates how the Fund’s total returns have varied from year to year.  The table below illustrates how the Fund’s average annual total returns for the period indicated compare with the HFRX Global Hedge Index which the Advisor considers to be a standard performance benchmark for the Fund’s relative performance.  The HFRX Global Hedge Index is designed to be representative of the overall composition of the hedge fund universe.  The Index is comprised of all eligible hedge fund strategies including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.361funds.com.

Calendar-Year Total Returns for Class I Shares

Class I
Highest Calendar Quarter Return at NAV	1.56%	Quarter Ended 06/30/12
Lowest Calendar Quarter Return at NAV	(5.78)%	Quarter Ended 06/30/11

Average Annual Total Returns for periods ended December 31, 2012	One Year	Since Inception (December 31, 2010)
Class I - Return Before Taxes	-6.14%	-4.24%
Class I - Return After Taxes on Distributions*	-6.54%	-4.44%
Class I - Return After Taxes on Distributions and Sale of Fund Shares*	-3.45%	-3.59%
Class A - Return Before Taxes	-11.71%	-6.17%
HFRX Global Hedge Index (does not reflect deduction for fees, expenses or taxes)	3.51%	-2.87%

*
After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Class and after-tax returns for other classes will vary.

Investment Advisor
361 Capital, LLC is the Fund’s investment advisor.

Portfolio Managers
Brian P. Cunningham, CFA, Principal, Chief Investment Officer and Thomas I. Florence, Principal, Chief Executive Officer have served as the portfolio managers of the Fund since its inception.  Blaine Rollins, CFA, Managing Director has served as a portfolio manager of the Fund since March 1, 2011 and Jeremy Frank, Portfolio Manager has served as a portfolio manager of the Fund since April 14, 2011.

Purchase and Sale of Fund Shares
The following shows the Fund's investment minimums for various types of accounts:

Minimum Investments	To Open Your Account	To Add to Your Account
Class A Shares
Direct Regular Accounts	$2,500	None
Traditional and Roth IRA Accounts	$2,500	None
Gift Account For Minors	$2,500	None
Class I Shares
All Accounts	$100,000	None

Shares of the Fund are redeemable on any day the New York Stock Exchange is open for business through your broker-dealer or other financial intermediary, by mail, or by telephone.  If you are purchasing or redeeming Fund shares through an intermediary such as a broker-dealer or bank, contact your intermediary directly.

Tax Information
The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Shareholders investing through such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements. The Fund will report items of income, return of capital and gain and loss to you through Form 1099.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.